Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of Account Receivable

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	101,934	112,433	17,231
Allowance for doubtful accounts	(13,112)	(24,215)	(3,711)

	88,822	88,218	13,520

Summary of Movement in the Allowances for Doubtful Accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance at the beginning of the year	920	1,827	13,112	2,010
Provisions	907	11,932	13,647	2,091
Write-offs	—	(647)	(2,544)	(390)

Balance at the end of the year	1,827	13,112	24,215	3,711